Note 4 - Transactions With Related Parties	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

4. Transactions with Related Parties:

(a) Costamare Shipping Company S.A. (“Costamare Shipping”) and Costamare Shipping Services Ltd. (“Costamare Services”): Costamare Shipping is a ship management company controlled by Mr. Konstantinos Konstantakopoulos, the Company’s Chairman and Chief Executive Officer. Costamare Shipping provides the Company with commercial, technical and other management services pursuant to a Framework Agreement dated November 2, 2015, as most recently amended and restated on May 6, 2025 (the “Framework Agreement”), and separate ship management agreements with the relevant vessel owning subsidiaries. Costamare Services, a company controlled by the Company’s Chairman and Chief Executive Officer and a member of his family, provides, pursuant to a Services Agreement dated November 2, 2015 as most recently amended and restated on May 6, 2025 (the “Services Agreement”), the Company’s vessel-owning subsidiaries with chartering, sale and purchase, insurance and certain representation and administrative services. Costamare Shipping and Costamare Services are not part of the consolidated group of the Company.

On November 27, 2015, the Company amended and restated the Registration Rights Agreement entered into in connection with the Company’s Initial Public Offering, to extend registration rights to Costamare Shipping and Costamare Services each of which have received or may receive shares of its common stock as fee compensation.

Pursuant to the Framework Agreement and the Services Agreement, Costamare Shipping and Costamare Services received (i) for each vessel a daily fee of $1.020 and $0.510 for any vessel subject to a bareboat charter, prorated for the calendar days the Company owned each vessel and for the three-month period following the date of the sale of a vessel, (ii) a flat fee of $840 for the supervision of the construction of any newbuild vessel contracted by the Company, (iii) a fee of 1.25% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each vessel in the Company’s fleet and (iv) a quarterly fee of $667 plus the value of 149,600 shares which Costamare Services may elect to receive in kind. Fees under (i) and (ii) and the quarterly fee under (iv) are annually adjusted upwards to reflect any strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases.

The Company may terminate the Framework Agreement and the Services Agreement, subject to a termination fee, by providing written notice to Costamare Shipping or Costamare Services, as applicable, at least 12 months before the end of the subsequent one-year term. The termination fee is equal to the number of full years remaining prior to December 31, 2035, times the aggregate fees due and payable to Costamare Shipping or Costamare Services, as applicable, during the 12-month period ending on the date of termination (without taking into account any reduction in fees under the Framework Agreement to reflect that certain obligations have been delegated to a sub-manager); provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.

Management fees charged by Costamare Shipping in the six-month periods ended June 30, 2024 and 2025, amounted to $11,670 and $10,925, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. The amounts received by Costamare Shipping include amounts paid to third-party managers of $3,487 and $2,787 for the six-month periods ended June 30, 2024 and 2025, respectively. In addition, for the six-month period ended June 30, 2025, (i) Costamare Shipping and Costamare Services charged $5,123 ($5,340 for the six-month period ended June 30, 2024), representing a fee of 1.25% on all gross revenues, as provided in the Framework Agreement and the Services Agreement, as applicable, which is included in Voyage expenses-related parties in the accompanying consolidated statements of income and (ii) Costamare Services charged $1,333 which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income ($1,333 for the six-month period ended June 30, 2024) and $2,835, representing the fair value of 299,200 shares, which is included in General and administrative expenses – related parties in the accompanying consolidated statements of income for the six-month period ended June 30, 2025 ($4,156 for the six-month period ended June 30, 2024). Furthermore, in accordance with the management agreements with third-party managers, third-party managers have been provided with the amount of $75 or $50 per vessel as working capital security. As of December 31, 2024, the working capital security to third-party managers was $2,325 in aggregate, of which $1,950 is included in Accounts receivable, non-current and $375 in Accounts receivable, net in the accompanying 2024 consolidated balance sheet. As of June 30, 2025, the working capital security was $1,950 in aggregate, which is included in Accounts receivable, net, non-current in the accompanying 2025 consolidated balance sheet.

The balance due from Costamare Shipping at June 30, 2025 amounted to $6,885 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due from Costamare Shipping at December 31, 2024 amounted to $286 and is included in Due from related parties in the accompanying consolidated balance sheet. The balance due to Costamare Services at June 30, 2025, amounted to $595 and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due to Costamare Services at December 31, 2024, amounted to $133 and is included in Due to related parties in the accompanying consolidated balance sheets.

(b) Blue Net Chartering GmbH & Co. KG (“BNC”) and Blue Net Asia Pte., Ltd. (“BNA”): On January 1, 2018, Costamare Shipping appointed, on behalf of the vessels it manages, BNC, a company 50% (indirectly) owned by the Company’s Chairman and Chief Executive Officer, to provide charter brokerage services to all container vessels under its management (including container vessels owned by the Company). BNC provides exclusive charter brokerage services to containership owners. Under the charter brokerage services agreement as amended, each container vessel-owning subsidiary paid a fee of €9,413 for the year ended December 31, 2024 and the six-month period ended June 30, 2025, in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement), provided that in respect of container vessels which remain chartered under the same charter party agreement in effect on January 1, 2018, the fee was €1,281 for the year ended December 31, 2024 and the six-month period ended June 30, 2025 in respect of each vessel, prorated for the calendar days of ownership (including as disponent owner under a bareboat charter agreement). On March 29, 2021, four of the Company’s container vessels agreed to pay a daily brokerage commission of $0.165 per day to BNC in connection with charters arranged by it. During the six-month periods ended June 30, 2024 and 2025, BNC charged the ship-owning companies $364 and $356, respectively, which are included in Voyage expenses – related parties in the accompanying consolidated statements of income. In addition, on March 31, 2020, Costamare Shipping agreed, on behalf of five of the container vessels it manages, to pay to BNA, a company 50% owned by the Company’s Chairman and Chief Executive Officer, a commission of 1.25% of the gross daily hire earned from the charters arranged by BNA for these five Company container vessels. During the six-month periods ended June 30, 2024 and 2025, BNA charged the ship-owning companies $369 and $340 which are included in Voyage expenses – related parties in the accompanying consolidated statements of income.

(c) LC LAW Stylianou & Associates LLC (“LCLAW”): The managing partner of LCLAW, a Cyprus law firm, served as the non-executive President of the Board of Directors of Costamare Participations Plc (Note 10.C), which was a wholly-owned subsidiary of the Company. LCLAW provided legal services to the Company. During the six-month periods ended June 30, 2024 and 2025, LCLAW charged the Company’s subsidiaries $3 and nil, respectively, which are included in “General and Administrative Expenses - Related Parties” in the accompanying consolidated statements of income for the six-month periods ended June 30, 2024 and 2025. There was no balance due from/to LCLAW at both December 31, 2024 and June 30, 2025.

(d) Neptune Global Finance Ltd. (“NGF”): Since March 2023, the Company’s Chairman and Chief Executive Officer, Mr. Konstantinos Konstantakopoulos owns 51% of NGF, a company incorporated under the laws of Jersey which provides among others administrative and strategic services to NML. NGF receives a fee of 1.5% on the contributed capital invested in NML and a fee of 0.8% on the committed capital to be invested in NML. The remaining 49% of NGF is owned by the Managing Director and member of the Board of Directors of NML. During the six-month periods ended June 30, 2024 and 2025, NGF charged an amount of $1,616 and $1,624 as management fees, respectively, which are included in Management fees-related parties in the accompanying consolidated statements of income. The balance due to NGF at June 30, 2025 amounted to $3,130 and is included in Due to related parties in the accompanying consolidated balance sheets. The balance due to NGF at December 31, 2024 amounted to $806 and is included in Due to related parties in the accompanying consolidated balance sheets.

(e) Codrus capital AG (“Codrus”): In March 2023, the Company entered into an agreement with Codrus, a company incorporated under the laws of Canton Zug, Switzerland, for the provision of financial and strategic advice to the Company, for an annual fee of $250. Codrus is controlled by the Managing Director and member of the Board of Directors of NML. There was no balance due from/to Codrus as of December 31, 2024 and June 30, 2025.

(f) Navilands Container Management Ltd. (‘‘Navilands’’) and Navilands (Shanghai) Containers Management Ltd. (‘‘Navilands (Shanghai)’’): Navilands and Navilands (Shanghai) are controlled by the Company’s Chairman and Chief Executive Officer and a non-independent board member is a minority shareholder. Starting in February 2024, certain of the Company’s vessel-owning subsidiaries appointed Navilands as managers to provide their vessels, together with Costamare Shipping, with technical, crewing, commercial, provisioning, bunkering, sale and purchase, accounting and insurance services pursuant to separate ship-management agreements between each of the Company’s vessel-owning subsidiaries and Navilands. For certain vessels, Navilands has subcontracted certain services to and has entered into sub-management agreements with Navilands (Shanghai). During the six-month periods ended June 30, 2024 and 2025, Navilands and Navilands (Shanghai) charged management fees of $953 and $1,629, in the aggregate, respectively and are included in Management fees-related parties in the accompanying consolidated statements of income. As of December 31, 2024 and June 30, 2025, the working capital security paid by the Company to Navilands was $1,125 in aggregate, and is included in Due from related parties, non-current in the accompanying consolidated balance sheets. The balance due to Navilands as of December 31, 2024 and June 30 2025, amounted to $1,667 and $1,629, respectively and is included in Due to related parties in the accompanying consolidated balance sheets.